Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (12,359)	$ 2,596	$ 795
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Foreign exchange (gain) loss	779	(692)	(855)
(Loss) gain on disposal of property and equipment		1	(350)
Depreciation of property and equipment	744	1,011	1,371
Amortization of intangible assets	3,935	2,146	1,109
Deferred income tax benefits	937	402	(1,044)
Interest expense	661	352
Share-based compensation expenses	14,667
Changes in the fair value of warrant liabilities	200	12
Changes in operating assets and liabilities, net of the effects of an acquisition:
Restricted cash	(2,306)	(383)	211
Accounts receivable	(37,463)	(22,189)	6,830
Accounts receivable from related parties	490	5,508	(5,866)
Receivable from MVNO franchisees	805	(1,024)	(3,295)
Inventories	(4,349)	(6,418)	(4,074)
Deferred cost of revenues	(1,491)	(497)	2,469
Prepaid expenses and other current assets	(12,140)	(3,175)	579
Accounts payable	26,999	15,740	(742)
Accrued expenses and other payables	5,215	1,371	2,100
Unrecognized tax benefits	366	1,064	645
Advances from customers	3,623
Deferred revenue	(5,117)	(3,351)	4,888
Income tax payable	1,016	51	165
Deferred government grants	(151)	(1,906)	(3,302)
Net cash generated from (used in) operating activities	(14,939)	(9,381)	1,634
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(842)	(494)	(798)
Purchases of intangible assets	(7,650)	(5,230)	(5,175)
Proceeds from disposal of property and equipment	1	1	14
Loan to a third party			(1,482)
Repayments of a loan to a third party	371	457	75
Net cash used in investing activities	(8,120)	(5,266)	(7,366)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares	62
Cash received from the Merger	18,034
Proceeds from issuance of Series E Preferred Shares	9,000
Proceeds from exercise of warrants for Series E-1 Preferred Shares ("Series E-1 Warrants")	8
Payment of issuance costs for Series E Preferred Shares	(312)
Proceeds from short-term bank and other borrowings	10,456	6,776
Repayments of short-term bank and other borrowings	(4,756)	(2,000)	(817)
Proceeds from long-term bank borrowings	2,000	6,000	999
Repayments of long-term bank borrowings	(2,631)	(571)	(47)
Net cash generated from financing activities	31,861	10,205	135
Effect of foreign exchange rate changes on cash and cash equivalents	648	265	(34)
Net (decrease) increase in cash and cash equivalents	9,450	(4,177)	(5,631)
Cash and cash equivalents at beginning of year	3,610	7,787	13,418
Cash and cash equivalents at end of year	13,060	3,610	7,787
Supplemental disclosures of cash flow information:
Income taxes paid		(554)	(620)
Interest paid	(1,877)	(797)	(156)
Interest received	14	65	61
Supplemental schedule of non-cash activities:
Acquisition of fixed assets included in account payable, accrued expenses and other liabilities	$ 52	$ 432	$ 462